Prepayments and other assets	12 Months Ended
Mar. 31, 2019
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Prepayments and other assets

9. Prepayments and other assets

Prepayment and other assets consist of the following:

	As at
	March 31, 2019	March 31, 2018
Current:
Service tax and other tax receivables	$1,117	$6,569
Deferred transition cost*	—	571
Employee receivables	1,052	1,099
Advances to suppliers	2,073	2,877
Prepaid expenses	7,456	7,994
Restricted cash, held in escrow (Refer Note 5(d))	1,535	1,535
Other assets	3,550	4,202

Total	$16,783	$24,847

Non-current:
Deposits	$9,205	$8,708
Income tax assets	9,916	12,595
Service tax and other tax receivables	22,246	11,410
Deferred transition cost*	—	2,467
Restricted cash, held in escrow (Refer Note 5(d))	—	1,535
Other assets	2,872	5,673

Total	$44,239	$42,388

*	As at March 31, 2019, deferred transition cost is included within contract assets in accordance with IFRS 15 (Refer Note 20).